Property, plant and equipment	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	8. Property, plant and equipment

	June 30, 2025	December 31, 2024
Net book value	€	€
Balance at beginning of period	667,000	223,678
Additions	144,367	538,085
Depreciation expenses	(91,373)	(94,763)
Balance at end of period	719,994	667,000

	June 30, 2025	December 31, 2024
Cumulative depreciation	€	€
As of January 1,	(220,136)	(125,373)
Depreciation	(91,373)	(94,763)
Balance at end of period	(311,509)	(220,136)

	June 30, 2025	December 31, 2024
Cumulative Costs	€	€
Balance at beginning of period	887,136	349,051
Additions	144,367	538,085
Balance at end of period	1,031,503	887,136

During the six months ended June 30, 2025, the Group acquired assets with a cost of €0.1 million (December 31, 2024: €0.5 million). The acquisitions were mainly related to equipment, tools and installations.